SUPPLEMENT DATED NOVEMBER 20, 2025 TO THE FOLLOWING
INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2025
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Variable Annuity II
AND TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2025
New York Life Elite Variable Annuity
New York Life Essentials Variable Annuity
New York Life Flexible Premium Variable Annuity
New York Life Flexible Premium Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity
INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account IV

This supplement amends the most recent prospectuses and initial summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”), as amended, for the variable annuity policies referenced above. This supplement describes changes to the maximum aggregate amount of premium payments accepted without prior approval from New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
Effective immediately, in the Prospectuses, all references in “THE POLICIES – Policy Application and Premium Payments” to the $1,000,000 maximum aggregate amount of premium payments accepted without prior NYLIAC approval are deleted and replaced with $2,000,000.
Effective immediately, in the Initial Summary Prospectuses, all references in “BUYING THE POLICY” to the $1,000,000 maximum aggregate amount of premium payments accepted without prior NYLIAC approval are deleted and replaced with $2,000,000.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010